Concentrations of Credit Risk and Major Customers and Suppliers (Details) - Schedules of concentrations of credit risk	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Everbright Environmental Energy (Jinan) Co., Ltd [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]	12.81%			[1]
Entity A and its subsidiaries [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]	28.21%		40.25%
Government of Jiangshan Town, Laixi District, Qingdao City, Shandong Province, PRC (“Jiangshan Town”) [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]		[1]	35.87%
Jincai, a related party [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	42.91%			[1]		[1]
Yantai Ruineng Eco-Technology, Ltd. (“Ruineng”) [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	14.94%			[1]		[1]

[1]	Less than 10%